Finance and operating leases - Maturity analysis (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payments Finance Leases
2022	$ 26,398
2023	18,272
2024	9,743
2025	1,448
2026 and thereafter	1,148
Total minimum lease payments	57,009
Less: amount representing interest	(2,288)
Carrying amount of minimum lease payments	54,721
Less: current portion of leases	(25,035)	$ (26,895)
Finance lease obligations	29,686	42,577
Payments Operating Leases
2022	3,845
2023	2,581
2024	1,371
2025	1,429
2026 and thereafter	8,902
Total minimum lease payments	18,128
Less: amount representing interest	(3,350)
Carrying amount of minimum lease payments	14,778
Less: current portion of leases	(3,317)	(4,004)
Operating lease liabilities	11,461	$ 14,118
Receipts Operating Leases
2022	5,497
2023	4,355
2024	493
2025	0
2026 and thereafter	0
Total minimum lease payments	$ 10,345